Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cytovia Therapeutics Inc [Member]
Description of Business

  1. Description of Business

NAYA Biosciences, Inc. (“NAYA” or the “Company”) is a group of agile, disruptive, companies dedicated to increasing patient access to life-transforming treatments in oncology, fertility, and regenerative medicine.

NAYA Biosciences, Inc. was established in June of 2023 and financials are being prepared based on Cytovia Therapeutics, Inc. carve-out accounting method (note 3) combined with current NAYA Biosciences, Inc. activity.

NAYA’s unique capabilities in biology, cell and gene therapy, and artificial intelligence (AI) provide a synergistic platform for the accelerated clinical development and commercialization of these breakthrough treatments.

NAYA Oncology aims to achieve clinical proof-of-concept for its two bispecific antibodies acquired from Cytovia Therapeutics Inc., advancing towards breakthrough outcomes for liver & ovarian cancer and multiple myeloma patients. Clinical trials are expected to start in 2024.

NAYA Fertility is evaluating the acquisition of product, device as well as network of fertility business care.

NAYA Regenerative Medicine is evaluating the acquisition of clinic-stage assets aiming to restore biological function in patients with damaged tissues and organs.

  1. Description of Business

NAYA Biosciences, Inc. (“NAYA” or the “Company”) is a group of agile, disruptive, companies dedicated to increasing patient access to life-transforming treatments in oncology, fertility, and regenerative medicine.

NAYA’s unique capabilities in biology, cell and gene therapy, and artificial intelligence (AI) provide a synergistic platform for the accelerated clinical development and commercialization of these breakthrough treatments.

NAYA Oncology aims to achieve clinical proof-of-concept for its two bispecific antibodies acquired from Cytovia Therapeutics Inc., advancing towards breakthrough outcomes for liver & ovarian cancer and multiple myeloma patients. Clinical trials are expected to start in 2024.

NAYA Fertility is evaluating the acquisition of product, device as well as network of fertility business care.

NAYA Regenerative Medicine is evaluating the acquisition of clinic-stage assets aiming to restore biological function in patients with damaged tissues and organs.